Quarterly Holdings Report
for
Fidelity Freedom® 2060 Fund
June 30, 2025
F60-NPRT1-0825
1.9858340.110
Bond Funds - 6.5%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	395,973	3,052,954
Fidelity Series Emerging Markets Debt Fund (b)	4,163,405	33,723,580
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	1,078,397	10,363,395
Fidelity Series Floating Rate High Income Fund (b)	693,582	6,145,132
Fidelity Series High Income Fund (b)	3,996,578	35,169,883
Fidelity Series International Credit Fund (b)	28,789	243,553
Fidelity Series International Developed Markets Bond Index Fund (b)	7,038,657	61,377,090
Fidelity Series Investment Grade Bond Fund (b)	159,723	1,613,206
Fidelity Series Long-Term Treasury Bond Index Fund (b)	54,396,997	292,655,846
Fidelity Series Real Estate Income Fund (b)	626,270	6,275,230
TOTAL BOND FUNDS (Cost $513,184,519)		450,619,869

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	10,472,128	138,755,690
Fidelity Series Blue Chip Growth Fund (b)	18,536,144	383,142,087
Fidelity Series Commodity Strategy Fund (b)	133,687	12,149,511
Fidelity Series Growth Company Fund (b)	27,443,619	688,285,959
Fidelity Series Intrinsic Opportunities Fund (b)	8,600,009	94,600,097
Fidelity Series Large Cap Stock Fund (b)	26,077,827	675,154,930
Fidelity Series Large Cap Value Index Fund (b)	11,759,439	202,850,317
Fidelity Series Opportunistic Insights Fund (b)	15,188,185	410,840,401
Fidelity Series Small Cap Core Fund (b)	1,765,622	20,587,157
Fidelity Series Small Cap Discovery Fund (b)	5,626,019	60,929,783
Fidelity Series Small Cap Opportunities Fund (b)	9,228,178	134,823,677
Fidelity Series Stock Selector Large Cap Value Fund (b)	31,974,670	452,761,332
Fidelity Series Value Discovery Fund (b)	25,446,282	411,466,373
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,922,468,553)		3,686,347,314

International Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	11,090,016	203,945,397
Fidelity Series Emerging Markets Fund (b)	16,806,633	171,595,719
Fidelity Series Emerging Markets Opportunities Fund (b)	32,062,036	686,768,817
Fidelity Series International Growth Fund (b)	26,763,937	531,264,140
Fidelity Series International Small Cap Fund (b)	4,493,896	89,158,897
Fidelity Series International Value Fund (b)	34,775,384	531,020,108
Fidelity Series Overseas Fund (b)	32,723,786	530,125,336
Fidelity Series Select International Small Cap Fund (b)	410,909	5,473,305
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,170,147,777)		2,749,351,719

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	3,550,000	3,546,280
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	3,030,000	3,024,425
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	5,210,000	5,196,136
US Treasury Bills 0% 7/3/2025 (d)	4.18	770,000	769,821
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	5,710,000	5,690,172
US Treasury Bills 0% 8/28/2025 (d)	4.28	2,100,000	2,085,367
US Treasury Bills 0% 9/25/2025 (d)	4.23 to 4.26	660,000	653,394
TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,965,651)			20,965,595

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $10,703,839)	4.32	10,701,699	10,703,838

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,637,470,339)	6,917,988,335
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,173,305)
NET ASSETS - 100.0%	6,915,815,030

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	676	Sep 2025	90,641,460	775,498	775,498
ICE MSCI Emerging Markets Index Contracts (United States)	611	Sep 2025	37,683,425	697,677	697,677

TOTAL EQUITY CONTRACTS					1,473,175

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	784	Sep 2025	87,893,750	1,871,411	1,871,411
CBOT US Treasury Long Bond Contracts (United States)	1,530	Sep 2025	176,428,125	6,970,562	6,970,562

TOTAL INTEREST RATE CONTRACTS					8,841,973

TOTAL PURCHASED					10,315,148

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	458	Sep 2025	143,210,875	(5,063,169)	(5,063,169)

TOTAL FUTURES CONTRACTS					5,251,979
The notional amount of futures purchased as a percentage of Net Assets is 5.7%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $20,965,595.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,175,924	41,639,875	55,111,961	126,858	-	-	10,703,838	10,701,699	0.0%
Total	24,175,924	41,639,875	55,111,961	126,858	-	-	10,703,838

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,946,403	157,826	37,671	11,430	274	(13,878)	3,052,954	395,973
Fidelity Series All-Sector Equity Fund	112,292,182	10,934,344	1,869,789	-	237,791	17,161,162	138,755,690	10,472,128
Fidelity Series Blue Chip Growth Fund	327,025,847	12,891,680	22,432,912	-	1,048,000	64,609,472	383,142,087	18,536,144
Fidelity Series Canada Fund	172,738,842	8,014,168	2,885,113	-	591,026	25,486,474	203,945,397	11,090,016
Fidelity Series Commodity Strategy Fund	12,193,054	485,710	145,997	-	(2,460)	(380,796)	12,149,511	133,687
Fidelity Series Emerging Markets Debt Fund	31,748,525	1,821,586	389,434	483,746	12,453	530,450	33,723,580	4,163,405
Fidelity Series Emerging Markets Debt Local Currency Fund	9,415,321	339,313	114,896	-	3,758	719,899	10,363,395	1,078,397
Fidelity Series Emerging Markets Fund	147,749,234	9,416,173	3,114,175	-	125,527	17,418,960	171,595,719	16,806,633
Fidelity Series Emerging Markets Opportunities Fund	591,351,938	33,031,902	10,351,969	-	578,551	72,158,395	686,768,817	32,062,036
Fidelity Series Floating Rate High Income Fund	5,837,802	364,637	72,189	120,644	(272)	15,154	6,145,132	693,582
Fidelity Series Growth Company Fund	595,861,778	23,177,880	46,489,506	-	1,365,119	114,370,688	688,285,959	27,443,619
Fidelity Series High Income Fund	32,719,081	1,865,312	400,821	553,065	6,880	979,431	35,169,883	3,996,578
Fidelity Series International Credit Fund	240,733	3,041	2,227	3,041	(15)	2,021	243,553	28,789
Fidelity Series International Developed Markets Bond Index Fund	56,237,531	5,122,487	708,885	274,842	6,295	719,662	61,377,090	7,038,657
Fidelity Series International Growth Fund	452,316,961	31,662,997	5,640,852	-	849,062	52,075,972	531,264,140	26,763,937
Fidelity Series International Small Cap Fund	79,333,331	1,350,555	5,819,261	-	34,980	14,259,292	89,158,897	4,493,896
Fidelity Series International Value Fund	477,091,533	18,225,304	22,782,117	-	3,069,238	55,416,150	531,020,108	34,775,384
Fidelity Series Intrinsic Opportunities Fund	86,005,409	3,850,433	1,028,480	-	(85,342)	5,858,077	94,600,097	8,600,009
Fidelity Series Investment Grade Bond Fund	1,449,926	3,934,574	3,833,972	27,278	32,535	30,143	1,613,206	159,723
Fidelity Series Large Cap Stock Fund	587,217,101	24,956,156	28,348,938	-	2,601,666	88,728,945	675,154,930	26,077,827
Fidelity Series Large Cap Value Index Fund	179,468,286	18,177,102	2,108,422	-	418,534	6,894,817	202,850,317	11,759,439
Fidelity Series Long-Term Treasury Bond Index Fund	263,758,285	40,976,426	5,804,096	2,516,913	(389,010)	(5,885,759)	292,655,846	54,396,997
Fidelity Series Opportunistic Insights Fund	354,226,501	14,100,675	21,039,955	-	1,559,134	61,994,046	410,840,401	15,188,185
Fidelity Series Overseas Fund	454,693,246	21,145,081	5,653,210	-	1,367,825	58,572,394	530,125,336	32,723,786
Fidelity Series Real Estate Income Fund	5,988,460	334,449	73,411	90,455	964	24,768	6,275,230	626,270
Fidelity Series Select International Small Cap Fund	1,097,018	4,056,791	349,231	-	13,170	655,557	5,473,305	410,909
Fidelity Series Small Cap Core Fund	17,746,760	1,565,907	165,416	-	7,290	1,432,616	20,587,157	1,765,622
Fidelity Series Small Cap Discovery Fund	54,596,029	3,796,957	670,885	1,021,652	2,317	3,205,365	60,929,783	5,626,019
Fidelity Series Small Cap Opportunities Fund	120,430,725	6,546,017	3,822,686	-	25,224	11,644,397	134,823,677	9,228,178
Fidelity Series Stock Selector Large Cap Value Fund	399,052,081	41,203,915	4,733,501	-	370,640	16,868,197	452,761,332	31,974,670
Fidelity Series Value Discovery Fund	368,061,895	35,842,261	4,351,669	-	579,867	11,334,019	411,466,373	25,446,282
	6,000,891,818	379,351,659	205,241,686	5,103,066	14,431,021	696,886,090	6,886,318,902

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.